Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000027972 | 40373218Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027972 | 40373217Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027972 | 40373191AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027972 | 40373175AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027972 | 40373212ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027972 | 40373224Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027972 | 40373206Sandvik AB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027972 | 40373219TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027972 | 40373179Credit Saison Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027972 | 40373210Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027972 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000027972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000027972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000027972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027972 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027972 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027972 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027972 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027972 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027972 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027972 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027972 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027972 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027975 | 40373218Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027975 | 40373217Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027975 | 40373191AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027975 | 40373175AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027975 | 40373212ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027975 | 40373224Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027975 | 40373206Sandvik AB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027975 | 40373219TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027975 | 40373179Credit Saison Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027975 | 40373210Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027975 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027975 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027975 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000027975 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000027975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000027975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027975 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027975 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027975 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027975 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027975 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027975 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027975 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027975 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027974 | 40373218Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027974 | 40373217Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027974 | 40373191AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027974 | 40373175AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027974 | 40373212ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027974 | 40373224Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027974 | 40373206Sandvik AB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027974 | 40373219TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027974 | 40373179Credit Saison Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027974 | 40373210Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027974 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027974 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027974 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000027974 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000027974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000027974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027974 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027974 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027974 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027974 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027974 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027974 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027974 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027974 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027974 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027974 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027974 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027978 | 40373218Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027978 | 40373217Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027978 | 40373191AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027978 | 40373175AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027978 | 40373212ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027978 | 40373224Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027978 | 40373206Sandvik AB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027978 | 40373219TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027978 | 40373179Credit Saison Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027978 | 40373210Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027978 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027978 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000027978 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000027978 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000027978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000027978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027978 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000027978 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027978 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027978 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027978 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027978 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230902 | 40373218Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230902 | 40373217Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230902 | 40373191AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230902 | 40373175AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230902 | 40373212ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230902 | 40373224Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230902 | 40373206Sandvik AB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230902 | 40373219TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230902 | 40373179Credit Saison Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230902 | 40373210Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230902 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230902 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230902 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000230902 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000230902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000230902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000230902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000230902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230902 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230902 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000230902 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230902 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230902 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230902 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230902 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230902 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230902 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230902 | China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230902 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%